Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.60%	40.60%	40.60%
Decrease in valuation allowance	(0.50%)	(0.60%)	(0.20%)
Permanently nondeductible expenses	0.30%	0.30%	0.40%
Nontaxable dividend income	(0.50%)	(0.50%)	(0.40%)
Extra tax deduction on expenses for research and development	(2.40%)	(2.30%)	(2.80%)
Difference in statutory tax rates of foreign subsidiraries	(0.90%)	(2.00%)	(1.70%)
Other-net	(0.40%)	(1.90%)	(0.50%)
Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	36.20%	33.60%	35.40%